Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024

TRFK	Pacer Data and Digital Revolution ETF
SHPP	Pacer Industrials and Logistics ETF
(the “Funds”)

Supplement dated April 27, 2023 to the
Statement of Additional Information (“SAI”), dated May 6, 2022

Effective April 17, 2023, Justin Dausch resigned from his role as Chief Compliance Officer and AML Officer of Pacer Funds Trust (the “Trust”). All references to Mr. Dausch should be disregarded. Effective April 27, 2023, the Board elected Liam Clarke as Chief Compliance Officer and AML Officer of the Trust. Accordingly, the table in the “Principal Officers of the Trust” section of the SAI is hereby removed and replaced with the following:
Principal Officers of the Trust. The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2005); Vice President, Pacer Financial, Inc. (since 2004)
Liam Clarke Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1996	Chief Compliance Officer and AML Officer	Indefinite Term; since 2023	Director, Vigilant, (since 2021); Financial Services Assurance Experienced Associate, PricewaterhouseCoopers, (2018-2021)

Please retain this Supplement with your SAI for future reference.
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